CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents

	December 31, 2017	December 31, 2016
Cash	$125,134	$162,841
Cash equivalents(1)	531	527
	$125,665	$163,368
(1) Marketable securities with short-term maturities of less than 90 days